Expense Example {- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Nordic Fund - Fidelity Nordic Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 98
3 years	306
5 years	531
10 years	$ 1,178